Other liabilities (Table)	12 Months Ended
Dec. 31, 2020
22. Other liabilities
Other liabilities
	Barclays Bank Group
	2020	2019
	£m	£m
Accruals and deferred income	2,428	2,419
Other creditors	2,250	2,116
Items in the course of collection due to other banks	58	175
Lease liabilities (refer to Note 20)	515	529
Other liabilities	5,251	5,239